MFS(R) Variable Insurance Trust

                            MFS(R) High Income Series

                         MFS(R) Strategic Income Series

          Supplement to the Current Statement of Additional Information

Effective  immediately,   the  applicable  section  of  the  chart  beneath  the
sub-heading entitled "Other Accounts", under Appendix I entitled "Portfolio Managers" is hereby restated as follows:

Other Accounts

In addition to the Series, the Series' portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, including the Series, managed by the Portfolio Managers, were as follows:

                                                                                                                      Total Assets
                                             Portfolio      Category of Accounts Managed    Number of Accounts      Managed in Each
         As of                Series          Manager           by Portfolio Manager       in Each Such Category     Such Category
------------------------- ---------------- --------------- ------------------------------- ---------------------- ------------------
------------------------- ---------------- --------------- ------------------------------- ---------------------- ------------------
   September 30, 2006       High Income    John F. Addeo   Registered Investment                    14               $4,722,600,233
                              Series                       Companies
                                                           Other Pooled Investment
                                                           Vehicles                                  3               $ 498,841,504
                                                           Other Accounts                            2               $ 529,737,425
                                                           Other Accounts - Performance                                    $
                                                           Based Fee                                 0                     0
                              Registered Investment
                                           David P. Cole   Companies                                11               $4,294,692,705
                                                           Other Pooled Investment
                                                           Vehicles                                  2               $ 231,877,771
                                                                                                                           $

                                                           Other Accounts                            0                     0
                                                           Other Accounts - Performance                                    $
                                                           Based Fee                                 0                         0
------------------------- ---------------- --------------- ------------------------------- ---------------------- ------------------
------------------------- ---------------- --------------- ------------------------------- ---------------------- ------------------
   September 30, 2006        Strategic     John F. Addeo   Registered Investment                    14               $4,722,600,233
                           Income Series                   Companies
                                                           Other Pooled Investment
                                                           Vehicles                                  3               $ 498,841,504
                                                           Other Accounts                            2               $ 529,737,425
                                                           Other Accounts - Performance                                    $
                                                           Based Fee                                 0                       0
                                              James J.     Registered Investment
                                               Calmas      Companies                                 8               $2,983,408,429
                                                           Other Pooled Investment
                                                           Vehicles                                  4               $ 576,266,796
                                                           Other Accounts                            2               $ 618,589,747
                                                                                                                           $
                                                           Other Accounts - Performance
                                                           Based Fee                                 0                     0
                                             Robert D.     Registered Investment
                                              Persons      Companies                                 9               $5,960,413,339
                                                           Other Pooled Investment
                                                           Vehicles                                  1               $ 266,963,733
                                                           Other Accounts                            1               $ 240,585,462
                                                                                                                           $
                                                           Other Accounts - Performance
                                                           Based Fee                                 0                     0


                                                           Other Pooled Investment
                                                           Vehicles                                  3               $1,857,328,521
                                                           Other Accounts                            7               $1,271,723,341
                                                                                                                           $
                                                           Other Accounts - Performance
                                                           Based Fee                                 0                     0
                                              Erik S.      Registered Investment
                                              Weisman      Companies                                 9               $2,097,932,056
                                                           Other Pooled Investment
                                                           Vehicles                                  3               $1,176,304,002
                                                                                                                           $

                                                           Other Accounts                            0                     0
                                                                                                                           $
                                                           Other Accounts - Performance
                                                           Based Fee                                 0                     0

               The date of this Supplement is November 13, 2006.